As filed with the Securities and Exchange           Registration No. 33-75962*
Commission on April 14, 1997                       Registration No. 811-2513
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
-------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 11 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
-------------------------------------------------------------------------------


It is proposed that this filing will become effective:

         [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]   on May 1, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



     FORM N-4
     ITEM NO.                        PART A (PROSPECTUS)                   LOCATION

        1     Cover Page...........................................   Cover Page

        2     Definitions..........................................   Definitions

        3     Synopsis.............................................   Prospectus Summary; Fee Table

        4     Condensed Financial Information......................   Condensed Financial Information

        5     General Description of Registrant, Depositor, and
              Portfolio Companies..................................   The Company; Variable Annuity
                                                                      Account C; The Funds

        6     Deductions and Expenses..............................   Charges and Deductions; Distribution

        7     General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

        8     Annuity Period.......................................   Annuity Period

        9     Death Benefit........................................   Death Benefit During Accumulation
                                                                      Period; Death Benefit Payable
                                                                      During the Annuity Period

        10    Purchases and Contract Value.........................   Purchase; Contract Valuation

        11    Redemptions..........................................   Right to Cancel; Withdrawals

        12    Taxes................................................   Tax Status

        13    Legal Proceedings....................................   Miscellaneous - Legal Matters and
                                                                      Proceedings

        14    Table of Contents of the Statement of Additional
              Information..........................................   Contents of the Statement of
                                                                      Additional Information


     FORM N-4            PART B (STATEMENT OF ADDITIONAL INFORMATION)
     ITEM NO.                                                              LOCATION

        15    Cover Page...........................................   Cover page

        16    Table of Contents....................................   Table of Contents

        17    General Information and History......................   General Information and History

        18    Services.............................................   General Information and History;
                                                                      Independent Auditors

        19    Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20    Underwriters.........................................   Offering and Purchase of Contracts

        21    Calculation of Performance Data......................   Performance Data; Average Annual
                                                                      Total Return Quotations

        22    Annuity Payments.....................................   Annuity Payments

        23    Financial Statements.................................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are two group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The Contracts are available through participation in the "Opportunity Plus" retirement programs which receive favorable tax deferred treatment under Federal income tax law. (See "Purchase.") Interests in these Contracts are offered to employees of school boards and public universities in the state of New York.


The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 [bullet] Aetna Variable Fund
 [bullet] Aetna Income Shares
 [bullet] Aetna Variable Encore Fund
 [bullet] Aetna Investment Advisers Fund, Inc.
 [bullet] Alger American Growth Portfolio
 [bullet] Alger American Small Cap Portfolio
 [bullet] American Century VP Capital Appreciation (formerly TCI Growth) [bullet] Calvert Responsibly Invested Balanced Portfolio
 [bullet] Fidelity VIP II Asset-Manager Portfolio
 [bullet] Fidelity VIP II Contrafund Portfolio
 [bullet] Fidelity VIP II Index 500 Portfolio
 [bullet] Fidelity VIP Equity-Income Portfolio
 [bullet] Franklin Government Securities Trust
 [bullet] Janus Aspen Aggressive Growth Portfolio
 [bullet] Janus Aspen Growth Portfolio
 [bullet] Janus Aspen Short-Term Bond Portfolio
 [bullet] Janus Aspen Worldwide Growth Portfolio
 [bullet] Lexington Emerging Markets Fund, Inc.
 [bullet] Lexington Natural Resources Trust
 [bullet] Neuberger & Berman Growth Portfolio
 [bullet] Scudder International Portfolio Class A Shares

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account and the Fixed Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available under all Contracts. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 16 in this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                             ARE DATED MAY 1, 1997.

                                TABLE OF CONTENTS
================================================================================
DEFINITIONS   ...................................................... DEFINITIONS
PROSPECTUS SUMMARY  .................................................... SUMMARY
FEE TABLE  ........................................................... FEE TABLE
CONDENSED FINANCIAL INFORMATION    ................................. AUV SUMMARY
THE COMPANY  ..............................................................    1
VARIABLE ANNUITY ACCOUNT C  ...............................................    1
INVESTMENT OPTIONS    .....................................................    1
  The Funds  ..............................................................    1
  Credited Interest Options    ............................................    3
PURCHASE  .................................................................    4
  Contract Availability  ..................................................    4
  Purchasing Interests in the Contract  ...................................    4
  Right to Cancel  ........................................................    4
CHARGES AND DEDUCTIONS   ..................................................    4
  Daily Deductions from the Separate Account  .............................    4
  Maintenance Fee  ........................................................    5
  Deferred Sales Charge  ..................................................    5
  Fund Expenses    ........................................................    6
  Premium and Other Taxes   ...............................................    6
CONTRACT VALUATION    .....................................................    7
  Account Value    ........................................................    7
  Accumulation Units  .....................................................    7
  Net Investment Factor  ..................................................    7
TRANSFERS    ..............................................................    7
WITHDRAWALS  ..............................................................    8
  Reinvestment Privilege    ...............................................    8
CONTRACT LOANS  ...........................................................    8
ADDITIONAL WITHDRAWAL OPTIONS  ............................................    8
DEATH BENEFIT DURING ACCUMULATION PERIOD   ................................    9
ANNUITY PERIOD  ...........................................................   10
  Annuity Period Elections  ...............................................   10
  Annuity Options  ........................................................   10
  Annuity Payments    .....................................................   10
  Charges Deducted During the Annuity Period  .............................   11
  Death Benefit Payable During the Annuity Period   .......................   11
TAX STATUS   ..............................................................   11
  Introduction  ...........................................................   11
  Taxation of the Company   ...............................................   11
  Contracts Used with Certain Retirement Plans   ..........................   12

MISCELLANEOUS    ..........................................................   14
  Opportunity Plus Processing Office  .....................................   14
  Distribution   ..........................................................   14
  Delay or Suspension of Payments  ........................................   14
  Performance Reporting   .................................................   14
  Voting Rights  ..........................................................   15
  Changes in Beneficiary Designations    ..................................   15
  Modification of the Contract  ...........................................   15
  Agreements with the Company   ...........................................   15
  Legal Matters and Proceedings    ........................................   15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION  ......................   16
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ...............................   17
APPENDIX II--FIXED ACCOUNT   ..............................................   18

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record established for each Participant to identify contract values accumulated on each Participant's behalf during the Accumulation Period. For any given Participant, the Account includes amounts held under an Installment Purchase Payment Contract and a Single Purchase Payment Contract.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future Annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified in the enrollment form who are to receive any death benefit proceeds payable under the Contract.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group deferred, variable annuity contracts offered by this Prospectus.

Contract Holder: The person or entity to whom the Contract is issued. The Contract Holder of the Contract is usually the employer.

Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices, located at 151 Farmington Avenue, Hartford, Connecticut 06156.

NYSUT: New York State United Teachers Trust.

Opportunity Plus Processing Office: The Opportunity Plus administrative headquarters. The mailing address is P.O. Box 12894, Albany, New York 12212-2894.

Participant (You): A person participating in a Plan maintained by an eligible organization.

Plan(s): Tax-deferred retirement plans under Section 403(b) of the Code for employees of public school systems.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

--------------------------------------------------------------------------------
                                 DEFINITIONS - 1

Purchase Payment Periods: For "Installment Purchase Payment Contracts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

UUP: United University Professions.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                 DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The two Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). One allows lump sum payments ("Single Purchase Payment Contracts") and the other allows installment payments ("Installment Purchase Payment Contracts"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement for retirement plans under Section 403(b) of the Code. The Contracts are available for school boards and public universities in the State of New York, specifically for Participants who are members of NYSUT and UUP.

     The Contracts are available to Plans that include a variable annuity contract alone or in conjunction with retail mutual funds for which Systemized Benefits Administrators, Inc. ("SBA"), an affiliate of the Company, has agreed to perform recordkeeping services and to provide consolidated statements. SBA may receive compensation for these services, but such compensation will generally not be charged to the Separate Account or deducted from a Participant's Account under the Contract.

CONTRACT PURCHASE

     The Contracts may be purchased by eligible organizations on behalf of a group made up of their employees. Eligible employees may participate in the Contract by completing the enrollment form and submitting it to the Opportunity Plus Processing Office. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through salary reduction. (See "Purchase.")

FREE LOOK PERIOD

     Contract Holders and Participants have the right to cancel their purchase within 10 days after receiving the Contract or other document evidencing interest in the Contract by returning it to the Opportunity Plus Processing Office along with a written notice of cancellation. The amount received upon cancellation will be the full value of Purchase Payments plus any increase or minus any decrease in the Account Value allocated to the Subaccounts. (See "Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contracts allow investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contracts also provide for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contracts are the Guaranteed Accumulation Account ("GAA") and the Fixed Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

     The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options may not be suitable in every situation. (See "Additional Withdrawal Options.")

LOANS

     Participants under Section 403(b) Plans may request a loan from their Account Value at any time during the Accumulation Period. (See "Contract Loans.")

DEATH BENEFIT

     A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity payments. Annuity payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

[bullet] Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company through the Opportunity Plus Processing Office by writing to P.O. Box 12894, Albany, New York 12212-2894, or by calling 1-800-OPP-INFO (1-800-677-4636). (See "Miscellaneous--Opportunity Plus Processing Office.")

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
================================================================================

This Fee Table describes the various charges and expenses associated with the Contracts during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contracts. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. For more information regarding expenses paid out of the assets of a particular Fund, see the Fund's prospectus.


CONTRACT HOLDER TRANSACTION EXPENSES

    Deferred Sales Charge (as a percentage of the amount withdrawn).*

                   INSTALLMENT PURCHASE PAYMENT CONTRACTS:


  Purchase Payment               Deferred Sales
 Periods Completed               Charge Deduction
-----------------------------   ------------------
 Less than 5                     5%
 5 or more but less than 7       4%
 7 or more but less than 9       3%
 9 or more but less than 10      2%
 More than 10                    0%


Annual Contract Maintenance Fee    ..................................... $5.00**

* The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account under the Installment Purchase Payment Contract. For Single Purchase Payment Contracts, there is no deduction for deferred sales charges. For Installment Purchase Payment Contracts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995. (See "Charges and Deductions-- Deferred Sales Charge.")

**The maintenance fee will generally be deducted quarterly during the Accumulation Period. Effective July 1, 1997 the quarterly maintenance fee will be reduced from $3.75 per quarter to $1.25 per quarter, resulting in an annual maintenance fee of $5.00 for the period from May 1, 1997 to May 1, 1998. Effective January 1, 1999 the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge.



SEPARATE ACCOUNT ANNUAL EXPENSES (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract.) Separate Account Annual Expenses are:


 Mortality and Expense Risk Charge  ......  1.25%
 Administrative Expense Charge   .........  0.00%***
                                           ------
  Total Separate Account Charges .........  1.25%
                                           ======

*** We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.


                                                                          Investment
                                                                       Advisory Fees(1)    Other Expenses
                                                                        (after expense     (after expense      Total Fund
                                                                        reimbursement)     reimbursement)    Annual Expenses
                                                                      ------------------- ----------------- -----------------
Aetna Variable Fund(2)                                                      0.50%               0.06%             0.56%
Aetna Income Shares(2)                                                      0.40%               0.08%             0.48%
Aetna Variable Encore Fund(2)                                               0.25%               0.10%             0.35%
Aetna Investment Advisers Fund, Inc.(2)                                     0.50%               0.08%             0.58%
Alger American Growth Portfolio                                             0.75%               0.04%             0.79%
Alger American Small Cap Portfolio                                          0.85%               0.03%             0.88%
American Century VP Capital Appreciation (formerly "TCI Growth")(3)         1.00%               0.00%             1.00%
Calvert Responsibly Invested Balanced Portfolio(4)                          0.71%               0.13%             0.84%
Fidelity VIP II Asset Manager Portfolio(5)                                  0.64%               0.10%             0.74%
Fidelity VIP II Contrafund Portfolio(5)                                     0.61%               0.13%             0.74%
Fidelity VIP II Index 500 Portfolio(6)                                      0.13%               0.15%             0.28%
Fidelity VIP Equity-Income Portfolio(5)                                     0.51%               0.07%             0.58%
Franklin Government Securities Trust(7)                                     0.63%               0.07%             0.70%
Janus Aspen Aggressive Growth Portfolio(8)                                  0.72%               0.04%             0.76%
Janus Aspen Growth Portfolio(8)                                             0.65%               0.04%             0.69%
Janus Aspen Short-Term Bond Portfolio(8)                                    0.47%               0.19%             0.66%
Janus Aspen Worldwide Growth Portfolio(8)                                   0.66%               0.14%             0.80%
Lexington Emerging Markets Fund, Inc.(9)                                    0.85%               1.38%             2.23%
Lexington Natural Resources Trust                                           1.00%               0.42%             1.42%
Neuberger & Berman Growth Portfolio(10)                                     0.83%               0.09%             0.92%
Scudder International Portfolio Class A Shares                              0.86%               0.19%             1.05%

------------------

  (1)Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

  (2)The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund and Aetna Investment Advisers Fund, Inc. Therefore, the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement.

     Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund,
     Inc. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.

  (3)The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

  (4)The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.

  (5)A portion of the brokerage commission that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity Income Portfolio, 0.73% for Asset Manager Portfolio; and 0.71% for Contrafund Portfolio.


--------------------------------------------------------------------------------
                                  FEE TABLE - 2

  (6)The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.28%, 0.15% and 0.43%, respectively, for Index 500 Index Portfolio.

  (7)An expense reimbursement arrangement was in effect until February 1, 1996; however, it is no longer in effect. The advisory fee and total annual expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996.

  (8)The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; 0.65%, 0.19% and 0.84% for Short-Term Bond Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

  (9)The Fund's investment adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses, but including management fees and operating expenses) to an annual rate of 1.75% of the Fund's average net assets from May 1, 1996 through April 30, 1997. For the period ending December 31, 1996, the Total Fund Annual Expenses, after reimbursement, was 1.64%. Effective May 1, 1997, an expense limitation is no longer in effect. The Advisory Fees, Other Expenses and Total Fund Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996. The example shown in the table above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

 (10)Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Advisory Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


--------------------------------------------------------------------------------
                                  FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maintenance fee of $5.00 that is deducted under the Contract has been converted to a percentage of assets equal to 0.013%.



                                                                   EXAMPLE A
                                                  --------------------------------------------
                                                   If you withdraw your entire Account
                                                   Value at the end of the periods shown,
                                                   you would pay the following expenses,
                                                   including any applicable deferred
                                                   sales charge:*
                                                   1 year    3 years    5 years    10 years
                                                  --------- ---------- ---------- -----------
Aetna Variable Fund                                  $70       $112       $157       $214
Aetna Income Shares                                  $69       $110       $153       $205
Aetna Variable Encore Fund                           $68       $106       $147       $191
Aetna Investment Advisers Fund, Inc.                 $70       $113       $158       $216
Alger American Growth Portfolio                      $72       $119       $168       $238
Alger American Small Cap Portfolio                   $73       $122       $173       $248
American Century VP Capital Appreciation             $74       $125       $178       $260
Calvert Responsibly Invested Balanced Portfolio      $73       $120       $171       $243
Fidelity VIP II Asset Manager Portfolio              $72       $117       $166       $233
Fidelity VIP II Contrafund Portfolio                 $72       $117       $166       $233
Fidelity VIP II Index 500 Portfolio                  $67       $104       $143       $184
Fidelity VIP Equity-Income Portfolio                 $70       $113       $158       $216
Franklin Government Securities Trust                 $71       $116       $164       $229
Janus Aspen Aggressive Growth Portfolio              $72       $118       $167       $235
Janus Aspen Growth Portfolio                         $71       $116       $163       $228
Janus Aspen Short-Term Bond Portfolio                $71       $115       $162       $225
Janus Aspen Worldwide Growth Portfolio               $72       $119       $169       $239
Lexington Emerging Markets Fund, Inc.                $86       $159       $235       $377
Lexington Natural Resources Trust                    $78       $137       $198       $302
Neuberger & Berman Growth Portfolio                  $74       $123       $175       $252
Scudder International Portfolio Class A Shares       $75       $126       $181       $265


                                                                   EXAMPLE B
                                                  -------------------------------------------
                                                   If you do not withdraw your Account
                                                   Value, or if you annuitize at the end of
                                                   the periods shown, you would pay the
                                                   following expenses (no deferred sales
                                                   charge is reflected):**
                                                   1 year    3 years     5 years   10 years
                                                  --------- ---------- ---------- ----------
Aetna Variable Fund                                  $19         $57        $99      $214
Aetna Income Shares                                  $18         $55        $95      $205
Aetna Variable Encore Fund                           $16         $51        $88      $191
Aetna Investment Advisers Fund, Inc.                 $19         $58        $100     $216
Alger American Growth Portfolio                      $21         $64        $110     $238
Alger American Small Cap Portfolio                   $22         $67        $115     $248
American Century VP Capital Appreciation             $23         $71        $121     $260
Calvert Responsibly Invested Balanced Portfolio      $21         $66        $113     $243
Fidelity VIP II Asset Manager Portfolio              $20         $63        $108     $233
Fidelity VIP II Contrafund Portfolio                 $20         $63        $108     $233
Fidelity VIP II Index 500 Portfolio                  $16         $49        $84      $184
Fidelity VIP Equity-Income Portfolio                 $19         $58        $100     $216
Franklin Government Securities Trust                 $20         $62        $106     $229
Janus Aspen Aggressive Growth Portfolio              $21         $63        $109     $235
Janus Aspen Growth Portfolio                         $20         $61        $105     $228
Janus Aspen Short-Term Bond Portfolio                $20         $60        $104     $225
Janus Aspen Worldwide Growth Portfolio               $21         $65        $111     $239
Lexington Emerging Markets Fund, Inc.                $35         $107       $181     $377
Lexington Natural Resources Trust                    $27         $83        $142     $302
Neuberger & Berman Growth Portfolio                  $22         $68        $117     $252
Scudder International Portfolio Class A Shares       $23         $72        $124     $265


------------------
* For Single Purchase Payment Accounts, there is no deduction for deferred sales charges. For Installment Purchase Payment Accounts, the deferred sales charge is waived for amounts deposited in the Subaccounts (or GAA) on or after April 1, 1995.

** This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 4

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.


                                        1996            1995            1994            1993
                                     ---------       ----------      ----------      ----------
AETNA VARIABLE FUND
Value at beginning of period         $ 137.869       $  105.558      $  107.925      $  102.383
Value at end of period               $ 169.448       $  137.869      $  105.558      $  107.925
Increase (decrease) in value of
accumulation unit(1)                     22.91%           30.61%          (2.19)%          5.41%
Number of accumulation units
 outstanding at end of period        2,071,139        6,364,000      13,966,072      21,148,863
AETNA INCOME SHARES
Value at beginning of period         $  46.913       $   40.173      $   42.283      $   39.038
Value at end of period               $  47.992       $   46.913      $   40.173      $   42.283
Increase (decrease) in value of
 accumulation unit(1)                     2.30%           16.78%          (4.99)%          8.31%
Number of accumulation units
 outstanding at end of period          835,724        2,377,622       5,108,720       8,210,666
AETNA VARIABLE ENCORE FUND
Value at beginning of period         $  37.988       $   36.271      $   35.282      $   34.619
Value at end of period               $  39.528       $   37.988      $   36.271      $   35.282
Increase (decrease) in value of
 accumulation unit(1)                     4.05%            4.73%           2.80%           1.92%
Number of accumulation units
 outstanding at end of period          597,656        1,836,260       3,679,802       5,086,515
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period         $  17.954       $   14.270      $   14.519      $   13.379
Value at end of period               $  20.419       $   17.954      $   14.270      $   14.519
Increase (decrease) in value of
 accumulation unit(1)                    13.73%           25.82%          (1.71)%          8.52%
Number of accumulation units
 outstanding at end of period        2,716,641        9,193,181      21,990,186      30,784,750
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period         $  11.715          $10.000(14)
Value at end of period               $  13.113       $   11.715
Increase (decrease) in value of
 accumulation unit(1)                    11.93%           17.15%
Number of accumulation units
 outstanding at end of period        1,023,908          530,263
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period         $  13.558       $    9.513      $   10.072      $   10.000(3)
Value at end of period               $  13.949       $   13.558      $    9.513      $   10.072
Increase (decrease) in value of
 accumulation unit(1)                     2.88%           42.52%          (5.55)%          0.72%
Number of accumulation units
 outstanding at end of period        2,373,178        1,714,187         665,518          51,327
AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period         $  14.464       $   11.172      $   11.443      $   10.495
Value at end of period               $  13.650       $   14.464      $   11.172      $   11.443
Increase (decrease) in value of
 accumulation unit(1)                    (5.63)%         29.47%           (2.37)%          9.03%
Number of accumulation units
 outstanding at end of period        1,566,276        1,784,552       1,608,362       1,016,894


                                          1992           1991          1990            1989           1988          1987
                                       ----------     ----------    ----------      ----------     ----------    ----------
AETNA VARIABLE FUND
Value at beginning of period           $   97.165     $   77.845    $   76.311      $   59.871     $   52.885    $   50.760
Value at end of period                 $  102.383     $   97.165    $   77.845      $   76.311     $   59.871    $   52.885
Increase (decrease) in value of
 accumulation unit(1)                        5.37%         24.82%        2.01%           27.46%         13.21%        4.19%
Number of accumulation units
 outstanding at end of period          24,201,565     20,948,226    18,362,906      17,142,820     16,455,396    16,497,406
AETNA INCOME SHARES
Value at beginning of period           $   36.789     $   31.192    $   28.943      $   25.574     $   24.061    $   23.308
Value at end of period                 $   39.038     $   36.789    $   31.192      $   28.943     $   25.574    $   24.061
Increase (decrease) in value of
 accumulation unit(1)                        6.11%         17.94%        7.77%           13.17%         6.29%         3.23%
Number of accumulation units
 outstanding at end of period           8,507,292      7,844,412     6,984,793       6,202,834      5,955,293     5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period           $   33.812     $   32.138    $   30.012      $   27.783     $   26.171    $   24.812
Value at end of period                 $   34.619     $   33.812    $   32.138      $   30.012     $   27.783    $   26.171
Increase (decrease) in value of
 accumulation unit(1)                        2.39%          5.21%         7.08%           8.02%          6.16%         5.48%
Number of accumulation units
 outstanding at end of period           7,534,662      8,430,082    10,220,110       8,286,033      8,154,644     7,326,151
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period           $   12.736     $   10.896    $   10.437      $   10.000(2)
Value at end of period                 $   13.379     $   12.736    $   10.896      $   10.437
Increase (decrease) in value of
 accumulation unit(1)                        5.05%         16.89%        4.40%           4.37%
Number of accumulation units
 outstanding at end of period          34,802,433     22,898,099    17,078,985       9,535,986
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period              $10.000(12)
Value at end of period                 $   10.495
Increase (decrease) in value of
 accumulation unit(1)                        4.95%
Number of accumulation units
 outstanding at end of period             232,832


--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

================================================================================


                                       1996            1995             1994        1993
                                    ---------       ----------       ---------     -------
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period        $  17.951       $   13.990       $  14.640     $13.726
Value at end of period              $  19.965       $   17.951       $  13.990     $14.640
Increase (decrease) in value of
 accumulation unit(1)                   11.22%           28.31%          (4.44)%      6.66%
Number of accumulation units
 outstanding at end of period         898,279          856,361         743,464     705,415
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Value at beginning of period        $  10.912       $    9.447         $10.000(5)
Value at end of period              $  12.349       $   10.912       $   9.447
Increase (decrease) in value of
 accumulation unit(1)               $   13.17%          15.51%           (5.53)%
Number of accumulation units
 outstanding at end of period       1,384,927        1,316,916       1,254,504
FIDELITY VIP II CONTRAFUND
 PORTFOLIO
Value at beginning of period        $  11.763          $10.000(14)
Value at end of period              $  14.092       $   11.763
Increase (decrease) in value of
 accumulation unit(1)                   19.79%           17.63%
Number of accumulation units
 outstanding at end of period       1,522,169          525,476
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Value at beginning of period        $  11.617          $10.000(14)
Value at end of period              $  13.110       $   11,617
Increase (decrease) in value of
 accumulation unit(1)                   12.86%           16.17%
Number of accumulation units
 outstanding at end of period       1,454,755          628,582
FIDELITY VIP II INDEX 500
 PORTFOLIO
Value at beginning of period        $  11.740          $10.000(14)
Value at end of period              $  14.240       $   11.740
Increase (decrease) in value of
 accumulation unit(1)                   21.29%           17.40%
Number of accumulation units
 outstanding at end of period       1,490,937          290,547
FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period        $  16.495       $   14.190       $  14.929     $14.050
Value at end of period              $  16.952       $   16.495       $  14.109     $14.990
Increase (decrease) in value of
 accumulation unit(1)                    2.77%           16.24%          (4.95)%      6.26%
Number of accumulation units
 outstanding at end of period         767,910          809,414         804,457     960,629
JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period        $  15.323       $   12.169         $10.000(7)
Value at end of period              $  16.334       $   15.323       $  12.169
Increase (decrease) in value of
 accumulation unit(1)                    6.60%           25.91%          21.69%
Number of accumulation units
 outstanding at end of period       1,893,718        1,280,953         393,553
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $  11.859          $10.000(13)
Value at end of period              $  13.872       $   11.859
Increase (decrease) in value of
 accumulation unit(1)                   16.98%           18.59%
Number of accumulation units
 outstanding at end of period         663,945          109,717

                                      1992      1991      1990            1989         1988      1987
                                    -------    -------   -------       ----------     -------   -------
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period        $12.913    $11.233   $10.568       $   10.000(4)
Value at end of period              $13.726    $12.913   $11.233       $   10.568
Increase (decrease) in value of
 accumulation unit(1)                  6.30%     14.96%    6.29%            5.68%
Number of accumulation units
 outstanding at end of period       503,006    355,851   148,576           20,710
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II CONTRAFUND
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II INDEX 500
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period        $13.219    $11.545   $10.581       $   10.000(6)
Value at end of period              $14.050    $13.219   $11.545       $   10.581
Increase (decrease) in value of
 accumulation unit(1)                  6.29%     14.50%    9.11%            5.81%
Number of accumulation units
 outstanding at end of period       810,155    627,552   178,761           25,258
JANUS ASPEN AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

================================================================================

                                       1996            1995              1994           1993
                                    ---------       -----------       ----------     --------
JANUS ASPEN SHORT-TERM
 BOND PORTFOLIO
Value at beginning of period        $  10.393       $    10.000(13)
Value at end of period              $  10.671       $    10.393
Increase (decrease) in value of
 accumulation unit(1)                    2.68%             3.93%
Number of accumulation units
 outstanding at end of period          54,215            18,473
JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of period        $  12.158       $    10.000(13)
Value at end of period              $  15.493       $    12.158
Increase (decrease) in value of
 accumulation unit(1)                   27.43%            21.58%
Number of accumulation units
 outstanding at end of period       2,090,908           314,653
LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of period        $   8.323       $     8.772       $   10.000(8)
Value at end of period              $   8.832       $     8.323       $    8.772
Increase (decrease) in value of
 accumulation unit(1)                    6.12%            (5.12)%         (12.28)%
Number of accumulation units
 outstanding at end of period         548,618           371,156          144,750
LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of period        $  10.862       $     9.412       $   10.071     $   9.193
Value at end of period              $  13.611       $    10.862       $    9.412     $  10.071
Increase (decrease) in value of
 accumulation unit(1)                   25.31%            15.41%           (6.54)%        9.55%
Number of accumulation units
 outstanding at end of period         587,248           530,562          533,016       341,771
NEUBERGER & BERMAN
 GROWTH PORTFOLIO
Value at beginning of period        $  17.430       $    13.398       $   14.278     $  13.536
Value at end of period              $  18.786       $    17.430       $   13.398     $  14.278
Increase (decrease) in value of
 accumulation unit(1)                    7.78%            30.09%           (6.16)%        5.48%
Number of accumulation units
 outstanding at end of period       2,169,362         2,359,090        2,107,525     1,927,674
SCUDDER INTERNATIONAL
 PORTFOLIO CLASS A SHARES***
Value at beginning of period        $  14.515       $    13.227       $   13.508     $   9.922
Value at end of period              $  16.453       $    14.515       $   13.227     $  13.508
Increase (decrease) in value of
 accumulation unit(1)                   13.35%            9.74%            (2.08)%      36.14%
Number of accumulation units
 outstanding at end of period       3,684,698         3,823,292        4,240,412     2,371,037


                                       1992           1991        1990             1989            1988      1987
                                     -------        -------      -------         --------         -------   ------
JANUS ASPEN SHORT-TERM
 BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of period         $   9.018      $ 9.608      $ 11.441        $   10.000(9)
Value at end of period               $   9.193      $ 9.018      $  9.608        $   11.441
Increase (decrease) in value of
 accumulation unit(1)                     1.94%       (6.14)%      (16.02)%           14.41%
Number of accumulation units
 outstanding at end of period          198,338      144,139        75,052            11,481
NEUBERGER & BERMAN
 GROWTH PORTFOLIO
Value at beginning of period         $  12.511      $ 9.769      $ 10.772           $10.000(10)
Value at end of period               $  13.536      $12.511      $  9.769        $   10.772
Increase (decrease) in value of
 accumulation unit(1)                      8.19%       28.07%        (9.31)%            7.72%
Number of accumulation units
 outstanding at end of period         1,346,898      971,985       482,220            68,885
SCUDDER INTERNATIONAL
 PORTFOLIO CLASS A SHARES***
Value at beginning of period           $10.239**    $ 9.256      $ 10.306           $10.000(11)
Value at end of period               $   9.922      $10.239      $  9.256        $   10.306
Increase (decrease) in value of
 accumulation unit(1)                    (3.10)%     10.62%        (10.19)%            3.06%
Number of accumulation units
 outstanding at end of period        1,161,007      779,667       317,829            32,902


  (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

  (2)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

  (3)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993. The Portfolio became available under the Contract on March 15, 1994.

  (4)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

  (5)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during March 1994, when funds were first received under this option.

  (6)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.

  (7)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

================================================================================

  (8)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.

  (9)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

 (10)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Portfolio became available under the Contract.

 (11)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.

 (12)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.

 (13)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.

 (14)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.

   * Formerly TCI Portfolios, Inc.--TCI Growth.

  ** Formerly Calvert Socially Responsible Series.

 *** Formerly T. Rowe Price International Equity Fund. On April 27, 1992, the
     Fund's assets were liquidated and merged into Scudder Variable Life Investment Fund--Managed International Portfolio. The Accumulation Unit value following the merger was $10.051.

--------------------------------------------------------------------------------
                                 AUV HISTORY - 4

                                  THE COMPANY
================================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
================================================================================

      The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to our other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.

      The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. The availability of Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or

--------------------------------------------------------------------------------
                                        1
         more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)

[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") and the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at the date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.(2)

[bullet] American Century Variable Portfolios, Inc.--American Century VP Capital
         Appreciation (formerly Twentieth Century Portfolios--TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(4)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Asset Manager
         Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

[bullet] Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's 500 Composite Index of 500 stocks.(5)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

[bullet] Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(7)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(7)

[bullet] Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(7)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(7)
--------------------------------------------------------------------------------

[bullet] Lexington Emerging Markets Fund, Inc seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(8)

[bullet] Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(8)

[bullet] Neuberger & Berman Advisers Management Trust--Growth Portfolio seeks capital growth without regard to income through investments in common stocks of companies believed to be undervalued and have above-average potential for capital appreciation. The Portfolio is heavily diversified among a number of stocks to limit risk.(9)

[bullet] Scudder Variable Life Investment Fund--International Portfolio Class A
         Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)

Investment Advisers for each of the Funds:

(1) Aetna Life Insurance and Annuity Company (adviser); Aeltus Investment Management, Inc. (sub-adviser)
(2)  Fred Alger Management, Inc.
(3)  American Century Investment Management, Inc.
(4)  Calvert Asset Management Company, Inc.
(5)  Fidelity Management & Research Company
(6)  Franklin Advisers, Inc.
(7)  Janus Capital Corporation
(8) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (sub-adviser--Natural Resources Trust only)
(9)  Neuberger & Berman Management Inc.
     (Investment Manager); Neuberger & Berman, L.P.
     (Sub-Adviser)
(10) Scudder, Stevens & Clark, Inc.

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contracts as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan. The Credited Interest Options currently available under the Contract include the Guaranteed Accumulation Account and the Fixed Account.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)
--------------------------------------------------------------------------------

[bullet] The Fixed Account is a part of the Company's general account. The Fixed
         Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

      The Contracts are designed to allow the accumulation of assets and to provide retirement benefits under retirement plans under Section 403(b) of the Code by school boards and public universities in the state of New York, for Participants who are members of NYSUT or UUP.

      Two group contracts may be issued to cover all present and future Participants. The group Contracts are generally owned by the employer and individual Accounts are established for each Participant. Single Purchase Payment Contracts are issued for lump-sum transfers to us of amounts accumulated under a pre-existing Plan. Installment Purchase Payment Contracts are established to accept continuing periodic payments. We reserve the right to set a minimum Purchase Payment on Single Purchase Payment Contracts. Lump Sum transfers below this minimum will be applied to an Installment Purchase Payment Contract.

      Under the Plans, the employer has no right, title or interest in the amounts held under the Contract or in the Account; Participants make all elections under the Contract.

PURCHASING INTERESTS IN THE CONTRACT

      Eligible organizations may acquire Contracts by submitting an application to the Opportunity Plus Processing Office at 18 Corporate Woods Boulevard, Fourth Floor, Albany, New York 12211. Once we approve the forms, the Contract will be issued to the employer as the group Contract Holder. Participants may purchase interests in a group Contract by submitting enrollment materials to the Opportunity Plus Processing Office.

      The Company must accept or reject the application or enrollment forms within two business days of receipt. If the forms are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages.

RIGHT TO CANCEL

      Contract Holders and Participants have the right to cancel their purchase within 10 days of receiving the Contract (or other document evidencing your interest) by returning it to the Opportunity Plus Processing Office with a written notice of intent to cancel. When we receive your request for cancellation, we will return your Account Value. You bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at the Opportunity Plus Processing Office.

                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and

--------------------------------------------------------------------------------
                                        4
expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

      For the period from May 1, 1997 to May 1, 1998, the maintenance fee will be $5 on an annual basis, with one fourth of this fee ($1.25) deducted during the first month after the end of each calendar quarter. Effective January 1, 1999, the quarterly maintenance fee will be reduced to $0.00, thereby eliminating the maintenance fee charge. The maintenance fee will be deducted on a pro rata basis from each investment option in which you have an interest.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account.

      For Installment Purchase Payment Contracts, the deferred sales charge is based on the number of completed Purchase Payment Periods. There is no deferred sales charge provision on Single Purchase Payment Contracts. However, if amounts are transferred from a Single Purchase Payment Contract to an Installment Purchase Payment Contract, the applicable deferred sales charge provisions apply to all amounts in the Installment Purchase Payment Contract.

      For Installment Purchase Payment Contracts, the amount of the deferred sales charge is determined in accordance with the schedule set forth in the following table:

                    INSTALLMENT PURCHASE PAYMENT CONTRACTS:

  Purchase Payment              Deferred Sales
 Periods Completed             Charge Deduction
----------------------------- ------------------

 Less than 5                           5%
 5 or more but less than 7             4%
 7 or more but less than 9             3%
 9 or more but less than 10            2%
 More than 10                          0%

      In addition, if a nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed, the applicable deferred sales charge will be assessed (see "Annuity Options").

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

      Generally, if you transfer the total account value under another similar annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for the purpose of calculating the applicable deferred sales charge under this Contract.

      A deferred sales charge will not be deducted from any portion of the Account Value if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] taken on or after the tenth anniversary of the effective date of the Account;

[bullet] paid due to your death before Annuity payments begin;

[bullet] made due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");

--------------------------------------------------------------------------------
                                        5

[bullet] paid where the Account Value is $2,500 or less and no amount has been withdrawn, taken as a loan, or used to purchase Annuity benefits during the prior 12 months;

[bullet] taken from an Installment Purchase Payment Contract by a Participant who is at least age 591/2 and who has completed nine Purchase Payment Periods;

[bullet] withdrawn due to disability as specified in the Code;

[bullet] withdrawn due to financial hardship as specified in the Code;

[bullet] withdrawn due to separation from service while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employees' Retirement Systems (even if you are not a member of either system); or

[bullet] withdrawn from the portion of the Account Value invested in the Subaccount(s) and/or GAA attributable to Purchase Payments made on or after April 1, 1995. This waiver does not apply to amounts deposited in the Fixed Account. If amounts are deposited in a Subaccount or GAA and then transferred to the Fixed Account, the waiver would no longer apply. If amounts are deposited in the Fixed Account and then transferred to a Subaccount or GAA, the waiver would not apply to amounts that came from the Fixed Account. No deferred sales charge would be assessed unless and until these amounts are withdrawn from the Account. For any withdrawal, the Account Value of the Purchase Payment(s) made on or after April 1, 1995 will be withdrawn first. Then, the remaining Account Value will be used to satisfy the disbursement request.

      Free Withdrawals. For Participants between the ages of 591/2 and 701/2, up to 10% of the current Account Value may be withdrawn during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. Any outstanding contract loans are excluded from the Account Value when calculating the 10% free withdrawal amount. This provision does not apply to a full withdrawal of the Account, or to partial withdrawals due to a default on a contract loan (see "Contract Loans"). This provision may not be exercised if ECO or SWO is elected. (See "Additional Withdrawal Options.")

      In the instances cited above, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. (See "Tax Status.")

DEFERRED SALES CHARGE SCHEDULE FOR GAA FOR
CERTAIN NEW YORK CONTRACTS

      The following deferred sales charge schedule applies for withdrawals from the Guaranteed Accumulation Account, where available, for Installment Purchase Payment Master Contracts which are issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed Account Years, as follows:


  Completed                    Deferred Sales
 Account Years                Charge Deduction
---------------------------- ------------------
 Less than 3                         5%
 3 or more but less than 4           4%
 4 or more but less than 5           3%
 5 or more but less than 6           2%
 6 or more but less than 7           1%
 7 or more                           0%

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Currently, there is no premium tax on annuities under New York regulations. However, if the state does impose a premium tax, it would be deducted from the amount applied to an annuity option. We reserve the right to deduct a state premium tax at any time from the Purchase Payment(s) or from the Account Value at any time, but no earlier than when we have a tax liability under state law. (See "Tax Status.")

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                                        6

                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).

      Initial Purchase Payments will be credited to your Contract at the AUV computed on the next Valuation Date following our acceptance of the enrollment materials, as described under "Purchase--Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccounts' Accumulation and Annuity Units the preceding Valuation Date;

      (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

      The net investment rate may be either positive or negative.

                                   TRANSFERS
================================================================================

      At any time prior to the Annuity Date, you can transfer amounts held under the Contracts from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I and II.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contracts and your Plan, as applicable.

      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The minimum transfer amount may not be less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at the Opportunity Plus Processing Office. Transfers are not available during the Annuity Period.

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                                        7

                                  WITHDRAWALS
================================================================================

      Subject to the withdrawal restrictions under Section 403(b) Contracts described below, all or a portion of the Account Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to the Opportunity Plus Processing Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

      Withdrawals may be requested as in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid upon a full withdrawal will be the full Account Value, minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge.

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

      Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the Participant's death, disability, attainment of age 591/2, separation from service or financial hardship. (See "Tax Status.")

REINVESTMENT PRIVILEGE

      You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested, as well as any maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                 CONTRACT LOANS
================================================================================

      During the Accumulation Period, Participants may request a loan from their Account Value. Loans can only be taken from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I and II.) A loan may be obtained by reviewing and reading the terms of the loan agreement, properly completing a loan request form and submitting it to the Opportunity Plus Processing Office.

                         ADDITIONAL WITHDRAWAL OPTIONS
================================================================================

      The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

      The Additional Withdrawal Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a

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                                        8
         payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. This option may not be elected if you have an outstanding contract loan.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 701/2 or retirement, or for 5% owners at age 701/2 and pays you that amount once a year. (See "Tax Status.")

      Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at the Opportunity Plus Processing Office.

      If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to the Opportunity Plus Processing Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

      The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum;

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Additional Withdrawal Options available under the Contract
         (if the Beneficiary is your spouse).

      The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

      When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

      The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either annuity payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 701/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy.

      If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

      Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

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                                        9

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 701/2, or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

      Annuity payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.

ANNUITY OPTIONS

      You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 662/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

      If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

      Under the Nonlifetime Option, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, under an Installment Purchase Payment Contract, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.")

      We may also offer additional Annuity Options under the Contract from time to time.

ANNUITY PAYMENTS

      Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on the size of your Account Value, how you allocate it between fixed and variable payouts, and

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                                       10
the Annuity Option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (31/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 31/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further information on the impact of selecting a particular net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

      If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

      If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
================================================================================

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

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                                       11

      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

      In General. The Contract is designed for use with Section 403(b) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

      In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from your gross income only if the Plan meets certain non-discrimination requirements.

      Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 591/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

      If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code
Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

      Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

      Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For Participants other than 5% owners,

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                                       12
distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later. For 5% owners, such distributions must begin April 1st of the calendar year following the calendar year in which you attain age 701/2.

      In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

      If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum requirements.

      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 701/2.

      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

      Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occurring on or before August 20, 1996.

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 591/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

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                                       13

                                 MISCELLANEOUS
================================================================================

OPPORTUNITY PLUS PROCESSING OFFICE

      We have established the Opportunity Plus Processing Office to provide administrative support to Participants of the Opportunity Plus Program. This office will handle enrollments, billing, transfers, redemptions and inquiries for all Opportunity Plus Participants. All forms and correspondence should be sent to:

      Aetna Life Insurance and Annuity Company
      Opportunity Plus Processing Office
      P.O. Box 12894
      Albany, New York 12212-2894
      Telephone Number: 1-800-677-4636

DISTRIBUTION

      The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

      Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

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                                       14

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from each Contract Holder. Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their individual Accounts. Currently, for group contracts used with Section 403(b) plans, the Company obtains participant voting instructions directly from the participants, subject to receipt of authorization from the Contract Holder to accept such instructions. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

      Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

      The number of votes each Contract Holder or Participant, as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

CHANGES IN BENEFICIARY DESIGNATIONS

      The designated Beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

AGREEMENTS WITH THE COMPANY

      In 1994, NYSUT and the Company entered into an arrangement which calls for NYSUT to exclusively endorse the Opportunity Plus program and for the Company to provide educational programs focusing on financial planning for retirement. The educational program is provided to all NYSUT members including agency fee payors. Trained personnel have been hired by the Company to conduct these programs exclusively for NYSUT members. NYSUT is reimbursed for direct out-of-pocket expenses incurred in the promotion of the Opportunity Plus program up to a maximum of $75,000 per year. In addition, the Company will pay NYSUT between $30,000-$42,000 per month from 1994 through 1998. NYSUT has indicated to the Company that it intends to use these amounts to enhance benefits to the membership.

      The Company compensates UUP $48,000 per year for the use of on-site campus facilities, the endorsement of the Opportunity Plus program and for the use of UUP payroll slots.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

--------------------------------------------------------------------------------
                                       15

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account C
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

--------------------------------------------------------------------------------
                                       16

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
================================================================================

     The Guaranteed Accumulation Account ("GAA") is a Credited Interest Option available during the Accumulation Period under the Contracts described in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

     GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

     Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or Credited Interest Option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS

     Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE

     If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

--------------------------------------------------------------------------------
                                       17

                                  APPENDIX II
                                 FIXED ACCOUNT
================================================================================

     The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment. The Fixed Account is available under Installment Purchase Payment Contracts only.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. See "Charges and Deductions--Deferred Sales Charge."

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year; however, the amount you are allowed to transfer from the Fixed Account is the current value of your Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers made during the calendar year.

     By notifying us at the Opportunity Plus Processing Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS

     Loans may be made from Account Values held in the Fixed Account.

--------------------------------------------------------------------------------
                                       18

                         For Master Applications Only

I hereby acknowledge receipt of an Account C "Opportunity Plus" Group Deferred Variable Annuity prospectus dated May 1, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.


___  Please send an Account C Statement of Additional Information (Form No.
                          SAI.75964-97) dated May 1, 1997.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                     DATE

PROS.75962-97


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1997
                                       for
                                OPPORTUNITY PLUS
                Group Variable Multiple Option Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                       Opportunity Plus Processing Office
                                 P. O. Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                        Page


General Information and History.....................................        2
Variable Annuity Account C..........................................        3
Offering and Purchase of Contracts..................................        3
Performance Data....................................................        3
      General.......................................................        3
      Average Annual Total Return Quotations........................        4
Annuity Payments....................................................        7
Sales Material and Advertising......................................        8
Independent Auditors................................................        8
Financial Statements of the Separate Account........................      S-1
Financial Statements of Aetna Life Insurance
    and Annuity Company.............................................      F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Processing Office to provide administrative support to Contract Holders and Participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus Contract Holders and Participants. All forms and correspondence should be sent to:

                      Aetna Life Insurance and Annuity Company
                      Opportunity Plus Processing Office
                      P. O. Box 12894
                      Albany, New York  12212-2894
                      Telephone number:  1-800-677-4636

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:


      Aetna Variable Fund
      Aetna Income Shares
      Aetna Variable Encore Fund
      Aetna Investment Advisers Fund, Inc.
      Alger American Growth Portfolio
      Alger American Small Cap Portfolio
      American Century VP Capital Appreciation
         (formerly TCI Growth)
      Calvert Responsibly Invested Balanced Portfolio
      Fidelity VIP II Asset Manager Portfolio
      Fidelity VIP II Contrafund Portfolio
      Fidelity VIP II Index 500 Portfolio
      Fidelity VIP Equity-Income Portfolio
      Franklin Government Securities Trust
      Janus Aspen Aggressive Growth Portfolio
      Janus Aspen Growth Portfolio
      Janus Aspen Short-Term Bond Portfolio
      Janus Aspen Worldwide Growth Portfolio
      Lexington Emerging Markets Fund, Inc.
      Lexington Natural Resources Trust
      Neuberger & Berman Growth Portfolio
      Scudder International Portfolio Class A Shares

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

General

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below represent each type of Contract provided for in this Statement of Additional Information. The first table reflects the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1996 for the Subaccounts under Single Purchase Payment Contracts issued by the Company. The second table reflects the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1996 for the Subaccounts under Installment Purchase Payment Contracts with a $5 annual maintenance fee, deducted quarterly. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                        --------------------------------------------------------------------------------------------
                                                                                                                            Fund
   SINGLE PURCHASE PAYMENT CONTRACT                STANDARDIZED                           NON-STANDARDIZED               Inception
         ($0 MAINTENANCE FEE)                                                                                               Date
------------------------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                1  Year     5 Years      10 Years    1 Year     3 Years     5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                      22.91%      11.76%       12.81%      22.91%     16.22%     11.76%      12.81%  05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       2.30%       5.44%        7.48%       2.30%      4.28%      5.44%       7.48%  05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                4.05%       3.16%        4.77%       4.05%      3.84%      3.16%       4.77%  08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.     13.73%       9.89%        9.91%*     13.73%     12.00%      9.89%       9.91%* 04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio          11.93%      15.19%       17.21%*     11.93%     14.74%     15.19%      17.21%* 01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio        2.88%       9.64%       18.74%*      2.88%     11.46%      9.64%      18.74%* 09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                           (5.52%)      4.86%        9.44%*     (5.52%)     6.09%      4.86%       9.44%* 11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested
 Balanced Portfolio                       11.22%       9.08%        9.74%      11.22%     10.86%      9.08%       9.74%  09/02/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager            13.17%       9.88%       10.32%*     13.17%      6.63%      9.88%      10.32%* 09/06/89
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio     19.71%      28.68%*       n/a        19.71%     28.68%*     n/a        n/a     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio      21.29%      15.66%*       n/a        21.29%     17.93%     15.66%*     n/a     08/27/92
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio     12.86%      16.52%       12.33%      12.86%     16.78%     16.52%      12.33%  10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust      2.77%       5.11%        7.15%*      2.77%      4.33%      5.11%       7.15%* 02/17/89
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth
 Portfolio                                 6.60%      19.78%*       n/a         6.60%     15.53%     19.78%*    n/a      9/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio             16.98%      14.74%*       n/a        16.98%     15.14%     14.74%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio     2.68%       3.11%*       n/a         2.68%      3.45%      3.11%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth
 Portfolio                                27.43%      21.63%*       n/a        27.43%     17.14%     21.63%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund           6.12%       0.18%*       n/a         6.12%      0.18%*     n/a       n/a      03/30/94
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust        25.31%       8.58%        8.65%*     25.31%     10.56%      8.58%       8.65%* 10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio       7.78%       8.47%       10.06%       7.78%      9.58%      8.47%      10.06%  09/10/84
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                         13.35%       9.68%        8.57%*     13.35%      6.80%      9.68%       8.57%* 05/01/87
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.


                                        --------------------------------------------------------------------------------------------
                                                                                                                             Fund
     INSTALLMENT PURCHASE PAYMENT                  STANDARDIZED                           NON-STANDARDIZED                Inception
               CONTRACT                                                                                                      Date
         ($5 MAINTENANCE FEE)
------------------------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                1  Year     5 Years      10 Years    1 Year    3 Years    5 Years      10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                      16.75%      10.61%       12.80%      22.89%    16.21%     11.75%       12.80%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                      (2.83%)      4.36%        7.47%       2.29%     4.27%      5.43%        7.47%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund               (1.16%)      2.10%        4.75%       4.04%     3.83%      3.15%        4.75%   08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.      8.03%       8.76%        9.18%*     13.72%    11.98%      9.88%        9.90%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio           6.32%      14.00%       16.44%*     11.92%    14.73%     15.18%       17.19%*  01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio       (2.28%)      8.51%       17.99%*      2.87%    11.45%      9.63%       18.72%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                          (10.26%)      3.77%        8.82%*     (5.53%)    6.08%      4.84%        9.43%*  11/20/8
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested
 Balanced Portfolio                        5.64%       7.95%        9.72%      11.20%    10.84%      9.07%        9.72%   09/02/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager             7.50%       8.74%        9.54%*     13.16%     6.62%      9.87%       10.31%*  09/06/89
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio     13.71%      25.40%*       n/a        19.69%    28.67%*      n/a         n/a     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio      15.21%      14.29%*       n/a        21.28%    17.92%     15.65%*       n/a     08/27/92
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio      7.20%      15.32%       12.32%      12.84%    16.76%     16.51%       12.32%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust     (2.38%)      4.02%        6.44%*      2.76%     4.32%      5.10%        7.14%*  02/17/89
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth
 Portfolio                                 1.26%      17.92%*       n/a         6.59%    15.52%     19.77%*       n/a     9/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio             11.11%      12.96%*       n/a        16.96%    15.13%     14.73%*       n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio    (2.47%)      1.51%*       n/a         2.67%     3.44%      3.10%*       n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth
 Portfolio                                21.04%      19.74%*       n/a        27.42%    17.13%     21.62%*       n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund           0.80%      (1.68%)*      n/a         6.11%     0.16%*      n/a         n/a     03/30/94
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust        19.03%       7.46%        7.57%*     25.30%    10.55%      8.57%        8.63%*  10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio       2.38%       7.35%       10.04%       7.77%     9.56%      8.45%       10.04%   09/10/84
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                          7.67%       8.55%        7.99%*     13.34%     6.78%      9.67%        8.56%*  05/01/87
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first annuity payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Also assume that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1,000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due. The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Statement of Assets and Liabilities............................. S-2
Statements of Operations and Changes in Net Assets.............. S-5
Notes to Financial Statements .................................. S-6
Independent Auditors' Report.................................... S-12

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 151,485,109 shares (cost $4,579,080,272) .............................  $4,906,825,216
  Aetna Income Shares;  28,507,123 shares (cost $369,163,545)................................     359,849,312
  Aetna Variable Encore Fund; 18,592,739 shares (cost $246,054,502) .........................     245,304,466
  Aetna Investment Advisers Fund, Inc.; 53,928,968 shares (cost $718,075,860) ...............     815,295,428
  Aetna GET Fund, Series B; 4,575,463 shares (cost $47,775,458) .............................      65,062,153
  Aetna GET Fund, Series C; 19,458,746 shares (cost $196,074,278) ...........................     199,058,163
  Aetna Ascent Variable Portfolio; 1,716,448 shares (cost $19,943,767) ......................      21,660,591
  Aetna Crossroads Variable Portfolio; 1,232,084 shares (cost $13,920,592) ..................      14,758,921
  Aetna Legacy Variable Portfolio; 805,622 shares (cost $8,954,520) .........................       9,067,002
  Aetna Variable Index Plus Portfolio; 976,838 shares (cost $10,573,112) ....................      10,653,437
  Alger American Funds:
    Growth Portfolio; 3,054,826 shares (cost $98,141,364) ...................................     104,872,172
    Small Capitalization Portfolio; 7,916,675 shares (cost $284,506,629) ....................     323,871,170
  Calvert Responsibly Invested Balanced Fund; 22,541,903 shares (cost $37,025,408) ..........      39,989,335
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,062,740 shares (cost $95,793,557) ............................     106,469,428
    Growth Portfolio; 2,583,239 shares (cost $75,185,783) ...................................      80,442,047
    Overseas Portfolio; 448,481 shares (cost $7,799,758) ....................................       8,449,388
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,010,226 shares (cost $14,600,538) ............................      17,103,129
    Contrafund Portfolio; 7,179,138 shares (cost $103,725,028) ..............................     118,886,521
    Index 500 Portfolio; 238,202 shares (cost $18,926,038) ..................................      21,230,903
 Franklin Government Securities Trust; 1,774,843 shares (cost $22,950,984) ..................      23,356,943
 Janus Aspen Series:
    Aggressive Growth Portfolio; 9,477,882 shares (cost $155,207,650) .......................     172,876,567
    Balanced Portfolio; 1,034,616 shares (cost $14,529,701) .................................      15,281,267
    Flexible Income Portfolio; 748,885 shares (cost $8,276,798) .............................       8,417,464
    Growth Portfolio; 2,630,613 shares (cost $38,608,238) ...................................      40,800,809
    Short-Term Bond Portfolio; 169,569 shares (cost $1,697,074) .............................       1,690,606
    Worldwide Growth Portfolio; 8,868,224 shares (cost $155,687,884) ........................     172,398,274
  Lexington Emerging Markets Fund; 480,702 shares (cost $4,742,490) .........................       4,845,481
  Lexington Natural Resources Trust Fund; 1,668,604 shares (cost $19,847,176) ...............      23,844,347
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,688,195 shares (cost $85,622,163) ...................................      95,081,684
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,454,018 shares (cost $162,216,238) ..........................     191,515,746
TCI Portfolios Inc. - Growth Fund; 33,812,929 shares (cost $338,104,873) ....................     346,244,393
                                                                                               --------------
NET ASSETS  (cost $7,952,811,278)............................................................  $8,565,202,363
                                                                                               ==============
Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

Aetna Variable Fund:
  Annuity contracts in accumulation..........................................................  $4,694,078,344
  Annuity contracts in payment period........................................................     212,746,872
Aetna Income Shares:
  Annuity contracts in accumulation..........................................................     354,233,289
  Annuity contracts in payment period........................................................       5,616,023
Aetna Variable Encore Fund:
  Annuity contracts in accumulation..........................................................     245,304,466
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation..........................................................     800,532,626
  Annuity contracts in payment period........................................................      14,762,802

Variable Annuity Account C

 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.........................................................     $65,062,153
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.........................................................     199,058,163
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.........................................................      21,660,591
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.........................................................      14,758,921
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.........................................................       9,067,002
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation.........................................................      10,653,437
 Alger American Funds:
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................     104,872,172
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.........................................................     323,871,170
 Calvert Responsibly Invested Balanced Fund:
   Annuity contracts in accumulation.........................................................      39,989,335
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.........................................................     106,469,428
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      80,442,047
   Overseas Portfolio:
   Annuity contracts in accumulation.........................................................       8,449,388
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.........................................................      17,103,129
   Contrafund Portfolio:
   Annuity contracts in accumulation.........................................................     118,886,521
   Index 500 Portfolio:
   Annuity contracts in accumulation.........................................................      21,230,903
 Franklin Government Securities Trust Fund:
   Annuity contracts in accumulation.........................................................      23,356,943
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,876,567
   Balanced Portfolio:
   Annuity contracts in accumulation.........................................................      15,281,267
   Flexible Income Portfolio:
   Annuity contracts in accumulation.........................................................       8,417,464
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      40,800,809
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.........................................................       1,690,606
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,398,274
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.........................................................       4,845,481
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.........................................................      23,844,347
 Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      95,081,684
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.........................................................     191,515,746

Variable Annuity Account C

 TCI Portfolios, Inc. - Growth Fund:
   Annuity contracts in accumulation.........................................................    $346,244,393
                                                                                               --------------
                                                                                               $8,565,202,363
                                                                                               ==============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                           Year Ended December 31,
                                                                          1996                1995
                                                                          ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................     $712,854,599        $730,430,612
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................      (93,446,331)        (71,090,542)
                                                                     --------------      --------------
Net investment income ............................................      619,408,268         659,340,070
                                                                     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................    2,060,808,031         570,154,582
  Cost of investments sold .......................................    1,547,239,509         409,480,615
                                                                     --------------      --------------
    Net realized gain ............................................      513,568,522         160,673,967
Net unrealized gain on investments: (Note 5)
  Beginning of year ..............................................      594,083,184          73,479,233
  End of year ....................................................      612,391,085         594,083,184
                                                                     --------------      --------------
    Net change in unrealized gain ................................       18,307,901         520,603,951
                                                                     --------------      --------------
Net realized and unrealized gain on investments ..................      531,876,423         681,277,918
                                                                     --------------      --------------
Net increase in net assets resulting from operations .............    1,151,284,691       1,340,617,988
                                                                     --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................      951,293,520         771,594,245
Sales and administrative charges deducted by the Company .........          (61,783)            (98,694)
                                                                     --------------      --------------
    Net variable annuity contract purchase payments...............      951,231,737         771,495,551
Transfer from the Company for mortality guarantee adjustments ....        3,247,064           3,678,430
Transfers (to) from the Company's fixed account options ..........      187,508,331         (44,377,350)
Redemptions by contract holders ..................................     (339,383,183)       (287,945,984)
Annuity Payments .................................................      (20,948,181)        (14,807,537)
Other ............................................................          144,245           1,144,770
                                                                     --------------      --------------
    Net increase in net assets from unit transactions (Note 5) ...      781,800,013         429,187,880
                                                                     --------------      --------------
Change in net assets .............................................    1,933,084,704       1,769,805,868
NET ASSETS:
Beginning of year ................................................    6,632,117,659       4,862,311,791
                                                                     --------------      --------------
End of year ......................................................   $8,565,202,363      $6,632,117,659
                                                                     ==============      ==============

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1996

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


     Aetna Variable Fund
     Aetna Income Shares
     Aetna Variable Encore Fund
     Aetna Investment Advisers Fund, Inc.
     Aetna GET Fund, Series B
     Aetna GET Fund, Series C
     Aetna Ascent Variable Portfolio
     Aetna Crossroads Variable Portfolio
     Aetna Legacy Variable Portfolio
     Aetna Variable Index Plus Portfolio
     Alger American Funds:
     [bullet]  Growth Portfolio
     [bullet]  Small Capitalization Portfolio
     Calvert Responsibly Invested Balanced Portfolio
     Fidelity Investments Variable Insurance Products Fund:
     [bullet]  Equity-Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Overseas Portfolio
     Fidelity Investments Variable Insurance Products Fund II:
     [bullet]  Asset Manager Portfolio
     [bullet]  Contrafund Portfolio
     [bullet]  Index 500 Portfolio



     Franklin Government Securities Trust
     Janus Aspen Series:
     [bullet]  Aggressive Growth Portfolio
     [bullet]  Balanced Portfolio
     [bullet]  Flexible Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Short-Term Bond Portfolio
     [bullet]  Worldwide Growth Portfolio
     Lexington Fund Emerging Markets Fund
     Lexington Natural Resources Trust Fund
     Neuberger & Berman Advisers Management Trust -
       Growth Portfolio
     Scudder Variable Life Investment Fund -
       International Portfolio
     TCI Portfolios, Inc. - Growth Fund



     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $3,462,016,312 and $2,060,808,031; $1,658,682,532 and
     $570,154,582, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


                                                                                                                      Net Unrealized
                                                           Valuation       Proceeds         Cost of         Net         Gain (Loss)
                                                             Period          from          Investments    Realized       Beginning
                                            Dividends      Deductions        Sales            Sold       Gain (Loss)      of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                       $515,238,366   ($54,321,686)  $1,237,963,630   $841,837,896  $396,125,734 $267,567,573
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                         23,144,319     (4,611,478)     155,474,786    153,469,788     2,004,998    3,230,862
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  14,058,252     (2,878,790)     175,207,017    167,163,639     8,043,378    9,204,418
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        72,699,670     (9,562,496)     223,353,174    160,905,519    62,447,655  122,622,603
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     5,304,368     (1,100,778)      25,117,816     18,596,857     6,520,959   13,423,804
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       969,084       (280,865)         229,569        224,240         5,329            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                963,171       (137,931)         514,612        443,710        70,902      105,405
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            797,511       (106,179)         755,620        679,118        76,502       68,967
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                595,666        (63,355)       1,206,903      1,119,490        87,413       36,214
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             57,328        (16,537)         356,603        338,531        18,072            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                            2,138,198       (966,404)       3,326,813      3,149,890       176,923     (285,937)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              1,173,212     (3,731,877)      24,333,106     17,577,100     6,756,006   38,038,924
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:   3,000,539       (425,159)       1,793,014      1,429,393       363,621    2,175,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                    2,269,871       (994,896)       3,851,613      3,166,678       684,935    2,759,687
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,304,888       (707,334)         623,639        453,561       170,078      505,388
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            115,737        (82,498)       2,280,928      2,065,136       215,792      163,196
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       955,910       (196,386)       2,016,939      1,797,456       219,483    1,530,985
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          357,388       (910,633)       1,299,964      1,078,898       221,066      285,166
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           219,199       (139,391)       1,105,697        943,071       162,626      223,865
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:         1,223,061       (290,354)       5,788,894      5,646,267       142,627      831,241
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

                                                                                        Net
                                             Net Unrealized         Net          Increase(Decrease)
                                               Gain (Loss)        Change in          In Net Assets              Net Assets
                                                  End            Unrealized          from Unit         Beginning          End
                                                of Year          Gain (Loss)        Transactions        of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $327,744,944       $60,177,371         $39,664,335
Annuity contracts in accumulation                                                                   $3,805,891,355  $4,694,078,344
Annuity contracts in payment period                                                                    144,049,741     212,746,872
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           (9,314,233)      (12,545,095)        (34,151,027)
Annuity contracts in accumulation                                                                      380,937,626     354,233,289
Annuity contracts in payment period                                                                      5,069,969       5,616,023
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                      (750,036)       (9,954,454)          5,744,394
Annuity contracts in accumulation                                                                      230,291,686     245,304,466
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:          97,219,569       (25,403,034)         (7,904,062)
Annuity contracts in accumulation                                                                      713,304,833     800,532,626
Annuity contracts in payment period                                                                      9,712,862      14,762,802
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      17,286,695         3,862,891         (22,661,545)
Annuity contracts in accumulation                                                                       73,136,258      65,062,153
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       2,983,885         2,983,885         195,380,730
Annuity contracts in accumulation                                                                                0     199,058,163
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                1,716,824         1,611,419          14,244,294
Annuity contracts in accumulation                                                                        4,908,736      21,660,591
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              838,329           769,362           9,552,968
Annuity contracts in accumulation                                                                        3,668,757      14,758,921
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  112,482            76,268           6,451,330
Annuity contracts in accumulation                                                                        1,919,680       9,067,002
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:               80,325            80,325          10,514,249
Annuity contracts in accumulation                                                                                0      10,653,437
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                              6,730,808         7,016,745          58,052,710
Annuity contracts in accumulation                                                                       38,454,000     104,872,172
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               39,364,541         1,325,617          77,101,765
Annuity contracts in accumulation                                                                      241,246,447     323,871,170
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:     2,963,927           788,019           7,573,554
Annuity contracts in accumulation                                                                       28,688,761      39,989,335
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                     10,675,870         7,916,183          58,569,396
Annuity contracts in accumulation                                                                       38,023,939     106,469,428
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              5,256,264         4,750,876          46,205,811
Annuity contracts in accumulation                                                                       27,717,728      80,442,047
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                              649,630           486,434           3,994,936
Annuity contracts in accumulation                                                                        3,718,987       8,449,388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       2,502,591           971,606             782,358
Annuity contracts in accumulation                                                                       14,370,158      17,103,129
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         15,161,493        14,876,327          73,985,256
Annuity contracts in accumulation                                                                       30,357,117     118,886,521
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           2,304,865         2,081,000          15,496,325
Annuity contracts in accumulation                                                                        3,411,144      21,230,903
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             405,959          (425,282)            664,776
Annuity contracts in accumulation                                                                       22,042,115      23,356,943
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


                                                              Valuation         Proceeds          Cost of            Net
                                                                Period            from          Investments        Realized
                                             Dividends        Deductions         Sales             Sold           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                $1,589,459      ($1,739,222)      $4,803,682        $3,702,615        $1,101,067
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            238,807          (87,725)       1,671,701         1,511,274           160,427
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     499,929          (72,736)       1,541,843         1,429,353           112,490
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              630,364         (245,877)       1,130,979           963,703           167,276
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      61,378          (14,453)         726,351           729,002            (2,651)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,725,690       (1,035,043)       1,942,344         1,492,553           449,791
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      0          (55,554)         905,228           870,164            35,064
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          80,144         (231,100)       7,649,108         6,026,027         1,623,081
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                            8,437,018       (1,199,983)      15,336,623        13,853,081         1,483,542
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                     4,063,525       (2,264,627)      26,981,873        22,523,390         4,458,483
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:          47,942,547       (4,974,984)     131,517,962       112,052,109        19,465,853
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $712,854,599     ($93,446,331)  $2,060,808,031    $1,547,239,509      $513,568,522
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                     Net                                  Net
                                                  Unrealized              Net      Increase (Decrease)
                                                 Gain (Loss)           Change in      In Net Assets             Net Assets
                                          Beginning         End       Unrealized       from Unit        Beginning          End
                                           of Year        of Year     Gain (Loss)     Transactions       of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:            $13,091,398    $17,668,916    $4,577,518     $79,952,029
Annuity contracts in accumulation                                                                       $87,395,716    $172,876,567
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                          60,530       751,567        691,037      12,773,551
Annuity contracts in accumulation                                                                         1,505,170      15,281,267
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  167,581       140,666        (26,915)      4,046,573
Annuity contracts in accumulation                                                                         3,858,123       8,417,464
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           145,978     2,192,571      2,046,593      33,135,966
Annuity contracts in accumulation                                                                         5,066,487      40,800,809
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     (354)       (6,468)        (6,114)      1,108,236
Annuity contracts in accumulation                                                                           544,210       1,690,606

                                      S-10


------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                 786,497    16,710,390     15,923,893     139,287,080
Annuity contracts in accumulation                                                                        16,046,863     172,398,274
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (46,118)      102,991        149,109       1,627,816
Annuity contracts in accumulation                                                                         3,089,046       4,845,481
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    1,277,740     3,997,171      2,719,431       5,442,307
Annuity contracts in accumulation                                                                        14,210,484      23,844,347
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                        11,656,721     9,459,521     (2,197,200)       (937,272)
Annuity contracts in accumulation                                                                        89,495,579      95,081,684
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                 12,783,439    29,299,509     16,516,070       4,017,712
Annuity contracts in accumulation                                                                       164,724,583     191,515,746
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:       91,671,503     8,139,519    (83,531,984)    (57,916,538)
Annuity contracts in accumulation                                                                       425,259,499     346,244,393
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C        $594,083,184  $612,391,085    $18,307,901    $781,800,013    $6,632,117,659  $8,565,202,363
===================================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
    Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                        KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

Form No. SAI.75962-97                                       ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
    (a) Financial Statements:
       (1)   Included in Part A:
             Condensed Financial Information
       (2)   Included in Part B:
             Financial Statements of Variable Annuity Account C:
             - Statement of Assets and Liabilities as of December 31, 1996
             - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
             - Notes to Financial Statements
             - Independent Auditors' Report
             Financial Statements of the Depositor:
             - Independent Auditors' Report
             - Consolidated Statements of Income for the years ended
               December 31, 1996, 1995 and 1994
             - Consolidated Balance Sheets as of December 31, 1996 and 1995
             - Consolidated Statements of Changes in Shareholder's Equity for
               the years ended December 31, 1996, 1995 and 1994
             - Consolidated Statements of Cash Flows for the years ended
               December 31, 1996, 1995 and 1994
             - Notes to Consolidated Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
       (2)    Not applicable
       (3.1)  Form of Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
       (4.1)  Form of Variable Annuity Contract (G-TDA-HH(XC/M))(3)
       (4.2)  Form of Variable Annuity Contract (G-TDA-HH(XC/S))(3)
       (4.3) Endorsement EGET-IC(R) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(4)
       (4.4)  Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)
       (4.5)  Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)
       (4.6) Endorsement (ENYSTSD097) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(SC/S)
       (5) Form of Variable Annuity Contract Application (300-TDA-HH(XC))(5) (6.1) Certification of Incorporation and By-Laws of Aetna Life
              Insurance and Annuity Company(6)

       (6.2)  Amendment of Certificate of Incorporation of Aetna Life
              Insurance and Annuity Company(7)
       (7)    Not applicable
       (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(2)
       (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
       (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible
              Series) dated March 13, 1989 and amended December 27, 1993(8) (8.4) Third Amendment dated February 11, 1997 to Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibility Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(9)
       (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
              1996 and March 1, 1996(7)
       (8.6) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(7)
       (8.7) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)
       (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
       (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
       (8.10) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
       (8.11) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(10)

       (8.12) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
       (8.13) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)
       (8.14) Amendment dated as of February 20, 1996 to Fund Participation
              Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(8)
       (8.15) Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(11)
       (9)    Opinion of Counsel(12)
       (10.1) Consent of Independent Auditors
       (10.2) Consent of Counsel
       (11)   Not applicable
       (12)   Not applicable
       (13)   Schedule for Computation of Performance Data(6)
       (14)   Not applicable
       (15.1) Powers of Attorney(12)
       (15.2) Authorization for Signatures(2)
       (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on
    April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed electronically on
    April 17, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75962), as filed on March 24, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on
    April 15, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on
    June 28, 1996.

 9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996.
11. Incorporated by reference to Registrant's 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on
    April 4, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                Positions and Offices with Depositor
------------------               ------------------------------------

Daniel P. Kearney                Director and President

Timothy A. Holt                  Director, Senior Vice President and
                                 Chief Financial Officer

Christopher J. Burns             Director and Senior Vice President

Laura R. Estes                   Director and Senior Vice President

J. Scott Fox                     Director and Senior Vice President

Gail P. Johnson                  Director and Vice President

John Y. Kim                      Director and Senior Vice President

Shaun P. Mathews                 Director and Vice President

Glen Salow                       Director and Vice President

Creed R. Terry                   Director and Vice President

Deborah Koltenuk                 Vice President and Treasurer,
                                 Corporate Controller

Frederick D. Kelsven             Vice President and Chief Compliance Officer

Kirk P. Wickman                  Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.

Item 27. Number of Contract Owners

     As of February 28, 1997, there were 606,945 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity

         Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:


       (1)                    (2)                      (3)                  (4)                  (5)
                        Net Underwriting          Compensation on
Name of                  Discounts and             Redemption or          Brokerage
Principal Underwriter     Commissions              Annuitization          Commissions        Compensation*
---------------------   ----------------          ---------------        -----------        -------------
Aetna Life Insurance                                $1,325,661                               $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

                             and

                  Opportunity Plus Processing Office
                  18 Corporate Woods Blvd., Fourth Floor
                  Albany, NY  12211

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-4 (File No. 33-75962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of April, 1997.

                                          VARIABLE ANNUITY ACCOUNT C OF AETNA
                                          LIFE INSURANCE AND ANNUITY COMPANY
                                              (Registrant)

                                     By:  AETNA LIFE INSURANCE AND ANNUITY
                                          COMPANY
                                              (Depositor)

                                     By:   Daniel P. Kearney*
                                          ------------------------------------
                                           Daniel P. Kearney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-75962) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                 Date
---------                             -----                                                 ----

Daniel P. Kearney*                    Director and President                            )
------------------------------------  (principal executive officer)                     )
Daniel P. Kearney                                                                       )
                                                                                        )
Timothy A. Holt*                      Director and Chief Financial Officer              )    April
-----------------------------------                                                     )
Timothy A. Holt                                                                         )    14, 1997
                                                                                        )
Christopher J. Burns*                 Director                                          )
------------------------------------                                                    )
Christopher J. Burns                                                                    )
                                                                                        )
Laura R. Estes*                       Director                                          )
------------------------------------                                                    )
Laura R. Estes                                                                          )
                                                                                        )
J. Scott Fox*                         Director                                          )
------------------------------------                                                    )
J. Scott Fox                                                                            )




Gail P. Johnson*                      Director                                          )
------------------------------------                                                    )
Gail P. Johnson                                                                         )
                                                                                        )
John Y. Kim*                          Director                                          )
------------------------------------                                                    )
John Y. Kim                                                                             )
                                                                                        )
Shaun P. Mathews*                     Director                                          )
------------------------------------                                                    )
Shaun P. Mathews                                                                        )
                                                                                        )
Glen Salow*                           Director                                          )
------------------------------------                                                    )
Glen Salow                                                                              )
                                                                                        )
Creed R. Terry*                       Director                                          )
------------------------------------                                                    )
Creed R. Terry                                                                          )
                                                                                        )
Deborah Koltenuk*                     Vice President and Treasurer,                     )
------------------------------------  Corporate Controller                              )
Deborah Koltenuk                                                                        )

By: /s/Julie E. Rockmore
    ------------------------------------
    *Julie E. Rockmore
    Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-B.1        Resolution of the Board of Directors of Aetna Life            *
              Insurance and Annuity Company establishing Variable
              Annuity Account C

99-B.3.1      Form of Broker-Dealer Agreement                               *

99-B.3.2      Alternative Form of Wholesaling Agreement and                 *
              Related Selling Agreement

99-B.4.1      Form of Variable Annuity Contract (G-TDA-HH(XC/M))            *

99-B.4.2      Form of Variable Annuity Contract (G-TDA-HH(XC/S))            *

99-B.4.3      Endorsement EGET-IC(R) to Contracts G-TDA-HH (XC/M)           *
              and G-TDA-HH(XC/S)

99-B.4.4      Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)         ----

99-B.4.5      Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)      ----

99-B.4.6      Endorsement (ENSTSD097(S)) to Contract G-TDA-HH(XC/M) and
              G-TDA-HH(XC/S)                                              ----

99-B.5        Form of Variable Annuity Contract Application
              (300-TDA-HH(XC))                                              *

99-B.6.1      Certification of Incorporation and By-Laws of Deposito        *

99-B.6.2      Amendment of Certificate of Incorporation of Depositor        *

99-B.8.1      Fund Participation Agreement (Amended and Restated)           *
              between Aetna Life Insurance and Annuity Company,
              Alger American Fund and Fred Alger Management, Inc.
              dated as of March 31, 1995

99-B.8.2      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Calvert Asset
              Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended December 27, 1993

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-B.8.3      Second Amendment dated January 1, 1996 to Fund                *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
              13, 1989 and amended December 27, 1993

99-B.8.4      Third Amendment dated February 11, 1997 to Fund               *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibility Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
              March 13, 1989 and amended December 27, 1993 and
              January 1, 1996

99-B.8.5      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1,
              1994 and amended on December 15, 1994, February 1, 1995,
              May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.6      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Variable Insurance Products Fund
              II and Fidelity Distributors Corporation dated February
              1, 1994 and amended on December 15, 1994, February 1.
              1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.7      Service Agreement between Aetna Life Insurance and            *
              Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.8      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Franklin Advisers, Inc. dated
              January 31, 1989

99-B.8.9      Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Janus Aspen Series dated
              April 19, 1994 and amended March 1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-B.8.10     Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Lexington Management
              Corporation regarding Natural Resources Trust dated
              December 1, 1988 and amended February 11, 1991

99-B.8.11     Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company, Lexington Emerging
              Markets Fund, Inc. and Lexington Management
              Corporation (its investment advisor) dated
              April 28, 1994

99-B.8.12     Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Advisers Management Trust (now
              Neuberger & Berman Advisers Management Trust) dated April
              14, 1989 and as assigned and modified on May 1, 1995

99-B.8.13     Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company and Scudder Variable Life Investment
              Fund dated April 27, 1992 and amended February 19, 1993
              and August 13, 1993

99-B.8.14     Amendment dated as of February 20, 1996 to Fund               *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and
              August 13, 1993

99-B.8.15     Fund Participation Agreement between Aetna Life Insurance     *
              and Annuity Company, Investors Research Corporation and
              TCI Portfolios, Inc. dated July 29, 1992 and amended
              December 22, 1992 and June 1, 1994

99-B.9        Opinion of Counsel                                            *

99-B.10.1     Consent of Independent Auditors
                                                                        ------

99-B.10.2     Consent of Counsel
                                                                        ------

99-B.13       Schedule for Computation of Performance Data                  *

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-B.15.1     Powers of Attorney                                            *

99-B.15.2     Authorization for Signatures                                  *

27            Financial Data Schedule
                                                                        ------

*Incorporated by reference